Preferred and Income Securities ETF Expense Example - Preferred and Income Securities ETF - ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	$ 738